Velocity Commercial Capital Loan Trust 2022-2 ABS-15G

Exhibit 99.04

Field	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	566	0.00%	566
Amortization Term	18	566	3.18%	566
Amortization Type	0	566	0.00%	566
Appraised Value	0	566	0.00%	566
Borrower Full Name	0	566	0.00%	566
City	0	566	0.00%	566
Contract Sales Price	0	566	0.00%	566
DCR UW VCC	0	566	0.00%	566
First Interest Rate Change Date	0	566	0.00%	566
First Payment Change Date	0	566	0.00%	566
Index Type	0	566	0.00%	566
Interest Only	0	566	0.00%	566
Interest Rate Change Frequency	0	566	0.00%	566
Interest Rate Initial Cap	0	566	0.00%	566
Interest Rate Initial Maximum	0	566	0.00%	566
Interest Rate Initial Minimum	0	566	0.00%	566
Interest Rate Life Cap	0	566	0.00%	566
Interest Rate Life Max	0	566	0.00%	566
Interest Rate Life Min	0	566	0.00%	566
Interest Rate Periodic Cap	0	566	0.00%	566
Investment Property Type	0	566	0.00%	566
Lien Position	0	566	0.00%	566
LTV Valuation Value	0	566	0.00%	566
Margin	0	566	0.00%	566
Maturity Date	0	566	0.00%	566
Mod	1	566	0.18%	566
Next Interest Rate Change Date	0	566	0.00%	566
Note Date	0	566	0.00%	566
Occupancy	0	566	0.00%	566
Original Interest Rate	0	566	0.00%	566
Original Loan Amount	0	566	0.00%	566
Original LTV	0	566	0.00%	566
Original P&I	0	566	0.00%	566
Original Term	0	566	0.00%	566
Prepayment Penalty Period (months)	0	566	0.00%	566
Prepayment Terms	0	566	0.00%	566
Purpose	0	566	0.00%	566
Refi Purpose	0	566	0.00%	566
Representative FICO	0	566	0.00%	566
State	0	566	0.00%	566
Street	0	566	0.00%	566
Zip	0	566	0.00%	566
Total	19	23772	0.08%	23,772